Earnings per Share (Diluted) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Diluted earnings per share [abstract]
Net profit attributable to shareholders of the Company	¥ 2,215,728	¥ 5,336,331	¥ 6,143,222
Weighted average number of ordinary shares in issue (thousands of shares)	10,823,814,000	10,823,497,000	10,803,690,000
Adjustments for share options granted (thousands of shares)	0	0	6,179,000
Weighted average number of ordinary shares for diluted earnings per share (thousands of shares)	10,823,814,000	10,823,497,000	10,809,869,000
Diluted earnings per share (RMB per share)	¥ 0.205	¥ 0.493	¥ 0.568
Diluted earnings per ADS (RMB per ADS)	¥ 20.452	¥ 49.303	¥ 56.830
Number of H shares represented by each ADS	100